Stock-Based Compensation and Employee Benefits - Employee Stock Purchase Plan (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 31, 2014	Dec. 31, 2024
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expenses related to stock options		$ 24.6
Unrecognized share-based compensation related to stock options, RSUs and ESPP, period for recognition		2 years 7 months 6 days
2014 Employee Stock Purchase Plan (ESPP)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance		1,689,547
Percentage of purchase common stock of lesser of fair market value of common stock on first or last day of offering period by eligible employees		85.00%
Employee stock purchase plan offering period one	--05-16
Employee stock purchase plan offering period two	--11-16
Unrecognized share-based compensation related to stock options, RSUs and ESPP, period for recognition		4 months 15 days
2014 Employee Stock Purchase Plan (ESPP) | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of shares reserve for issuance	1.00%